UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09631

Cohen & Steers Institutional Realty Shares Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS
September 30, 2008 (Unaudited)

	Number
	of Shares	Value

COMMON STOCK 95.0%
DIVERSIFIED 11.9%
Boston Properties	524,304	$49,106,312
Vornado Realty Trust	696,885	63,381,691
		112,488,003
HEALTH CARE 6.3%
HCP	154,118	6,184,756
Health Care REIT	353,253	18,803,657
Healthcare Realty Trust	94,534	2,755,666
Omega Healthcare Investors	245,899	4,834,374
Ventas	555,379	27,446,830
		60,025,283
HOTEL 7.1%
Hospitality Properties Trust	177,702	3,646,445
Host Hotels & Resorts	2,454,007	32,613,753
LaSalle Hotel Properties	295,744	6,896,750
Starwood Hotels & Resorts Worldwide	798,729	22,476,234
Strategic Hotels & Resorts	239,992	1,811,940
		67,445,122
INDUSTRIAL 4.6%
AMB Property Corp.	113,852	5,157,496
DCT Industrial Trust	5,878	44,026
EastGroup Properties	117,301	5,693,791
ProLogis	788,308	32,533,471
		43,428,784
OFFICE 7.3%
Brandywine Realty Trust	467,461	7,493,400
Brookfield Properties Corp.	278,355	4,409,143
Douglas Emmett	682,381	15,742,530
Highwoods Properties	254,055	9,034,196
Kilroy Realty Corp.	239,825	11,461,237
Mack-Cali Realty Corp.	259,996	8,806,064

1

	Number
	of Shares	Value

Maguire Properties	258,087	$1,538,199
SL Green Realty Corp.	169,799	11,002,975
		69,487,744
OFFICE/INDUSTRIAL 2.6%
Liberty Property Trust	392,257	14,768,476
PS Business Parks	173,648	10,002,125
		24,770,601
RESIDENTIAL 13.3%
APARTMENT 11.3%
American Campus Communities	193,486	6,555,306
AvalonBay Communities	298,659	29,394,019
BRE Properties	223,521	10,952,529
Camden Property Trust	113,030	5,183,556
Education Realty Trust	58,833	651,870
Equity Residential	984,286	43,712,141
Essex Property Trust	11,391	1,347,897
UDR	351,837	9,200,537
		106,997,855
MANUFACTURED HOME 2.0%
Equity Lifestyle Properties	354,359	18,791,658
TOTAL RESIDENTIAL		125,789,513
SELF STORAGE 7.1%
Public Storage	678,629	67,191,057
SHOPPING CENTER 28.5%
COMMUNITY CENTER 10.8%
Acadia Realty Trust	2,977	75,259
Developers Diversified Realty Corp.	518,924	16,444,701
Equity One	3,621	74,194
Federal Realty Investment Trust	418,812	35,850,307
Kimco Realty Corp.	207,922	7,680,639
Regency Centers Corp.	549,428	36,641,353

2

	Number
	of Shares	Value

Weingarten Realty Investors	148,786	$5,307,197
		102,073,650
FREE STANDING 0.4%
National Retail Properties	151,238	3,622,150
REGIONAL MALL 17.3%
General Growth Properties	407,443	6,152,389
Macerich Co.	706,701	44,981,519
Simon Property Group	954,489	92,585,433
Taubman Centers	398,253	19,912,650
		163,631,991
TOTAL SHOPPING CENTER		269,327,791
SPECIALTY 6.3%
Digital Realty Trust	65,821	3,110,042
DuPont Fabros Technology	559,568	8,533,412
Entertainment Properties Trust	77,215	4,225,205
Plum Creek Timber Co.	660,642	32,939,610
Rayonier	226,489	10,724,254
		59,532,523
TOTAL COMMON STOCK (Identified cost—$660,918,081)		899,486,421
SHORT-TERM INVESTMENTS 3.5%
MONEY MARKET FUNDS
Federated U.S. Treasury Cash Reserves Fund, 0.99%(a) (Identified cost—$33,800,000)	33,800,000	33,800,000

3

		Value

TOTAL INVESTMENTS (Identified cost—$694,718,081)	98.5%	$933,286,421

OTHER ASSETS IN EXCESS OF LIABILITIES	1.5%	13,753,588

NET ASSETS (Equivalent to $38.08 per share based on 24,871,702 shares of common stock outstanding)	100.0%	$947,040,009

Glossary of Portfolio Abbreviation

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the fund.

(a) Rate quoted represents the seven day yield of the Fund.

4

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the manager) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Securities for which market prices are unavailable, or securities for which the manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

• Level 1—quoted prices in active markets for identical investments

• Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund’s investments carried at value:

Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$933,286,421	$899,486,421	$33,800,000	$—

Note 2. Income Tax Information

As of September 30, 2008, the federal tax cost and net unrealized appreciation were as follows:

Gross unrealized appreciation	$254,265,249
Gross unrealized depreciation	(15,696,909)
Net unrealized appreciation	$238,568,340

Cost for federal income tax purposes	$694,718,081

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL REALTY SHARES FUND, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza

Name: Adam M. Derechin

Name: James Giallanza

	Title: President and principal executive officer		Title: Treasurer and principal financial officer

Date: November 26, 2008